Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.1%
AGL Energy Ltd.	1,111,006	$15,140,159
Aurizon Holdings Ltd.	5,571,508	22,647,096
AusNet Services	11,570,131	14,746,799
Australia & New Zealand Banking Group Ltd.	829,361	15,278,924
Brambles Ltd.	1,426,854	11,766,883
Caltex Australia Ltd.	640,402	12,031,660
Coca-Cola Amatil Ltd.	2,070,750	14,480,430
Cochlear Ltd.	53,640	7,817,520
Commonwealth Bank of Australia	1,120,064	60,699,418
CSL Ltd.	170,300	30,039,538
Dexus	3,406,766	28,094,687
Goodman Group	2,508,350	24,867,760
GPT Group (The)	5,236,236	21,464,656
Insurance Australia Group Ltd.	3,689,401	20,181,996
Medibank Pvt Ltd.	5,094,973	11,864,415
Mirvac Group	11,451,242	25,324,762
National Australia Bank Ltd.	820,415	16,171,086
Newcrest Mining Ltd.	2,093,780	45,150,559
Ramsay Health Care Ltd.	128,678	6,071,825
Scentre Group	11,934,054	31,490,135
Sonic Healthcare Ltd.	2,858,912	56,213,743
Sydney Airport	5,165,856	31,248,168
Telstra Corp. Ltd.	11,953,214	28,740,735
Transurban Group	5,891,815	60,238,029
Vicinity Centres	11,249,549	20,693,508
Wesfarmers Ltd.	3,352,768	91,841,216
Westpac Banking Corp.	1,570,365	30,520,486
Woolworths Group Ltd.	5,018,722	129,039,455

		883,865,648

Belgium — 2.8%
Ageas	552,280	31,818,063
Colruyt SA	1,001,542	55,689,766
Groupe Bruxelles Lambert SA	1,074,142	107,829,075
KBC Group NV	295,207	20,709,393
Proximus SADP	2,466,178	75,745,846
UCB SA	656,909	52,957,974

		344,750,117

Denmark — 2.6%
Carlsberg A/S, Class B	387,097	54,483,573
Chr Hansen Holding A/S	199,738	15,339,220
Coloplast A/S, Class B	362,391	43,688,693
DSV PANALPINA A/S	65,885	6,396,029
H Lundbeck A/S	223,099	7,613,675
ISS A/S	323,894	8,479,990
Novo Nordisk A/S, Class B	1,216,568	66,473,714
Orsted A/S(a)	699,140	61,355,915
Tryg A/S	2,110,724	58,981,489

		322,812,298

Finland — 1.6%
Elisa OYJ	1,539,341	84,099,445
Neste OYJ	258,469	9,331,365
Nokia OYJ	3,008,640	11,054,932
Nordea Bank Abp, New	208,952	1,528,318
Sampo OYJ, Class A	2,252,858	92,342,401

		198,356,461

France — 6.3%
Aeroports de Paris	282,754	53,753,474

Security	Shares	Value

France (continued)
Air Liquide SA	300,258	$39,896,476
Covivio	131,171	14,853,611
Danone SA	611,160	50,701,697
Dassault Aviation SA	3,665	5,090,630
EssilorLuxottica SA	311,840	47,593,332
Eurazeo SE	74,617	5,202,906
Eutelsat Communications SA	331,340	6,284,214
Getlink SE	1,566,552	26,233,347
Hermes International	144,070	103,671,996
L’Oreal SA	286,186	83,588,440
Orange SA	4,793,913	77,229,911
Pernod Ricard SA	266,620	49,228,762
Sanofi	1,026,433	94,611,513
SCOR SE	253,478	10,683,915
Societe BIC SA	204,027	14,169,522
Sodexo SA(b)	400,112	44,013,579
Thales SA	399,328	39,044,541
TOTAL SA	446,553	23,482,521

		789,334,387

Germany — 3.6%
adidas AG	46,234	14,280,197
Beiersdorf AG	552,739	65,458,839
Deutsche Boerse AG	49,115	7,613,790
Deutsche Lufthansa AG, Registered	289,494	5,020,633
Deutsche Telekom AG, Registered	7,305,833	128,521,132
Fraport AG Frankfurt Airport Services Worldwide	79,357	6,634,789
Hannover Rueck SE	157,854	27,966,253
Henkel AG & Co. KGaA	339,440	32,700,437
Merck KGaA	320,052	38,170,376
METRO AG	357,781	5,827,715
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	327,813	91,065,465
Symrise AG	84,491	8,132,963
Telefonica Deutschland Holding AG	1,770,845	5,620,708
Uniper SE	526,163	16,401,173

		453,414,470

Hong Kong — 7.9%
BOC Hong Kong Holdings Ltd.	4,023,000	13,858,785
CK Infrastructure Holdings Ltd.	7,528,500	54,223,028
CLP Holdings Ltd.	13,731,500	142,523,639
Dairy Farm International Holdings Ltd.	2,939,700	17,726,391
Hang Seng Bank Ltd.	3,057,200	63,892,387
HK Electric Investments & HK Electric Investments Ltd.	46,658,500	46,553,130
HKT Trust & HKT Ltd.	66,108,349	102,902,874
Hong Kong & China Gas Co. Ltd.	76,824,201	149,184,626
Hongkong Land Holdings Ltd.	1,339,300	7,366,150
Jardine Matheson Holdings Ltd.	1,014,000	57,919,680
Jardine Strategic Holdings Ltd.(b)	731,200	23,639,696
Link REIT	4,862,500	53,013,081
MTR Corp. Ltd.	20,812,748	119,495,982
PCCW Ltd.	72,932,000	43,362,609
Power Assets Holdings Ltd.	11,507,000	82,143,569
Yue Yuen Industrial Holdings Ltd.	3,578,500	10,090,313

		987,895,940

Ireland — 1.3%
AIB Group PLC	5,522,559	17,695,099
Flutter Entertainment PLC	74,775	7,726,617
Kerry Group PLC, Class A	1,028,686	124,405,707

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Kingspan Group PLC	311,368	$16,139,176

		165,966,599

Israel — 1.9%
Azrieli Group Ltd.	111,475	8,589,480
Bank Hapoalim BM	6,334,573	50,679,461
Bank Leumi Le-Israel BM	8,992,247	65,485,393
Check Point Software Technologies Ltd.(b)(c)	272,786	30,663,874
Elbit Systems Ltd.	49,771	8,157,328
Mizrahi Tefahot Bank Ltd.	2,102,027	52,139,791
Nice Ltd.(c)	118,136	18,681,551

		234,396,878

Italy — 0.9%
Assicurazioni Generali SpA	1,606,212	32,569,079
Enel SpA	1,889,145	14,626,922
Recordati SpA	193,948	8,150,967
Snam SpA	10,451,822	53,638,673
Terna Rete Elettrica Nazionale SpA	1,380,846	9,126,169

		118,111,810

Japan — 29.8%
ABC-Mart Inc.	573,800	39,383,895
Ajinomoto Co. Inc.	1,469,400	27,993,426
ANA Holdings Inc.	1,946,900	67,030,774
Asahi Group Holdings Ltd.	779,000	39,128,347
Astellas Pharma Inc.	2,185,200	37,567,126
Bandai Namco Holdings Inc.	167,400	10,325,361
Bridgestone Corp.	608,800	25,471,555
Canon Inc.	3,449,900	94,524,803
Central Japan Railway Co.	218,500	45,062,277
Chugai Pharmaceutical Co. Ltd.	265,900	22,505,758
Chugoku Electric Power Co. Inc. (The)	3,671,000	48,933,084
Daiwa House REIT Investment Corp.	30,465	88,629,041
East Japan Railway Co.	678,700	61,833,554
FamilyMart Co. Ltd.	334,604	8,344,595
Fast Retailing Co. Ltd.	10,100	6,264,326
FUJIFILM Holdings Corp.	167,400	7,401,804
Hankyu Hanshin Holdings Inc.	501,900	20,195,782
Hikari Tsushin Inc.	95,500	21,042,598
Japan Airlines Co. Ltd.	1,999,100	62,392,705
Japan Post Bank Co. Ltd.	7,062,200	70,684,061
Japan Post Holdings Co. Ltd.	11,442,900	105,426,469
Japan Prime Realty Investment Corp.	13,669	65,623,338
Japan Real Estate Investment Corp.	20,500	139,757,643
Japan Retail Fund Investment Corp.	45,624	106,352,602
Japan Tobacco Inc.	2,342,200	53,211,629
Kamigumi Co. Ltd.	501,900	11,393,207
Kao Corp.	398,600	32,240,492
KDDI Corp.	1,880,000	52,154,109
Keihan Holdings Co. Ltd.	542,200	25,679,330
Keio Corp.	440,000	27,310,485
Kintetsu Group Holdings Co. Ltd.	1,716,900	93,861,329
Kirin Holdings Co. Ltd.	1,175,800	25,070,247
Kyowa Kirin Co. Ltd.	334,600	6,177,897
Kyushu Electric Power Co. Inc.	1,333,600	13,347,719
Kyushu Railway Co.	2,371,900	78,547,727
Lawson Inc.	873,300	48,307,978
Maruichi Steel Tube Ltd.	334,900	9,231,784
McDonald’s Holdings Co. Japan Ltd.	1,156,400	58,084,751
MEIJI Holdings Co. Ltd.	532,100	38,490,560
Mitsubishi Heavy Industries Ltd.	167,400	6,816,473

Security	Shares	Value

Japan (continued)
Mitsubishi Tanabe Pharma Corp.	2,624,100	$31,604,257
Mizuho Financial Group Inc.	56,317,700	87,936,985
Nagoya Railroad Co. Ltd.	1,957,200	62,460,941
NEC Corp.	1,218,300	48,459,276
NH Foods Ltd.	178,200	7,491,966
Nippon Building Fund Inc.	17,514	132,847,509
Nippon Prologis REIT Inc.	30,533	85,296,388
Nippon Telegraph & Telephone Corp.	1,874,000	93,192,951
Nissan Motor Co. Ltd.	12,559,800	80,095,519
Nissin Foods Holdings Co. Ltd.	355,900	26,995,791
Nitori Holdings Co. Ltd.	273,300	41,738,893
Nomura Real Estate Master Fund Inc.	48,646	92,922,612
NTT DOCOMO Inc.	6,902,900	189,964,641
Odakyu Electric Railway Co. Ltd.	502,200	12,278,013
Ono Pharmaceutical Co. Ltd.	534,700	10,124,702
Oriental Land Co. Ltd./Japan	699,900	102,843,638
Osaka Gas Co. Ltd.	364,500	7,158,166
Otsuka Holdings Co. Ltd.	384,300	16,132,033
Pan Pacific International Holdings Corp.	999,900	15,788,625
Sankyo Co. Ltd.	782,500	27,469,474
Secom Co. Ltd.	785,500	73,133,134
Sekisui House Ltd.	1,598,700	34,634,433
Seven & i Holdings Co. Ltd.	1,040,100	39,446,927
Shimamura Co. Ltd.	357,900	30,491,272
Shimano Inc.	80,200	13,427,871
Shionogi & Co. Ltd.	445,500	26,860,636
Suntory Beverage & Food Ltd.	1,840,300	78,647,482
Taisho Pharmaceutical Holdings Co. Ltd.	216,100	15,532,094
Takeda Pharmaceutical Co. Ltd.	842,500	30,612,275
Terumo Corp.	407,300	13,375,098
Tobu Railway Co. Ltd.	1,284,700	43,078,835
Toho Co. Ltd./Tokyo	314,400	12,709,199
Tokio Marine Holdings Inc.	141,800	7,696,984
Tokyo Gas Co. Ltd.	1,036,500	25,369,585
Toyo Suisan Kaisha Ltd.	1,479,200	62,394,450
Unicharm Corp.	501,900	17,126,952
United Urban Investment Corp.	50,675	102,189,075
USS Co. Ltd.	341,800	6,658,626
West Japan Railway Co.	767,600	66,865,448
Yamada Denki Co. Ltd.	10,771,900	52,113,258
Yamazaki Baking Co. Ltd.	501,900	8,570,440

		3,735,537,095

Netherlands — 1.3%
Heineken Holding NV	66,022	6,290,349
Heineken NV	253,251	25,841,074
Koninklijke Ahold Delhaize NV	2,648,372	65,962,734
NN Group NV	453,468	17,287,007
Unilever NV	908,270	53,654,867

		169,036,031

New Zealand — 0.8%
Auckland International Airport Ltd.	3,393,023	20,236,289
Fisher & Paykel Healthcare Corp. Ltd.	1,087,303	13,353,051
Meridian Energy Ltd.	9,654,185	28,479,646
Ryman Healthcare Ltd.	1,046,339	8,662,830
Spark New Zealand Ltd.	9,792,920	28,135,287

		98,867,103

Norway — 0.7%
Gjensidige Forsikring ASA	1,062,961	19,901,865
Mowi ASA	951,892	23,244,694

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Orkla ASA	1,299,531	$12,503,874
Telenor ASA	1,669,434	31,302,342

		86,952,775

Singapore — 3.9%
Ascendas REIT	5,540,900	12,906,171
CapitaLand Mall Trust	29,199,900	54,497,040
DBS Group Holdings Ltd.	2,299,000	43,920,791
Oversea-Chinese Banking Corp. Ltd.(b)	6,012,799	48,422,262
SATS Ltd.	9,011,400	33,438,091
Singapore Airlines Ltd.(b)	8,937,300	61,795,064
Singapore Exchange Ltd.	4,346,500	28,551,901
Singapore Technologies Engineering Ltd.	14,626,600	42,881,909
Singapore Telecommunications Ltd.(b)	34,890,500	84,601,675
United Overseas Bank Ltd.	2,746,300	54,141,026
Wilmar International Ltd.(b)	7,930,500	21,851,923

		487,007,853

Spain — 0.2%
Endesa SA	642,601	17,492,803
Red Electrica Corp. SA	673,137	13,555,292

		31,048,095

Sweden — 0.6%
ICA Gruppen AB	559,518	24,798,292
Svenska Handelsbanken AB, Class A	550,948	5,527,608
Telia Co. AB	11,557,437	50,923,596

		81,249,496

Switzerland — 13.9%
Baloise Holding AG, Registered	401,047	74,051,952
Barry Callebaut AG, Registered	19,123	40,309,947
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	9,282	68,950,656
Chocoladefabriken Lindt & Spruengli AG, Registered	387	31,689,486
Geberit AG, Registered	43,849	22,245,563
Givaudan SA, Registered	45,560	133,759,635
Kuehne + Nagel International AG, Registered	540,486	87,282,943
Nestle SA, Registered	1,791,245	191,187,153
Novartis AG, Registered	1,940,782	169,325,485
Partners Group Holding AG	57,005	44,437,037
Roche Holding AG, NVS	650,965	195,800,772
Schindler Holding AG, Registered	32,142	7,596,163
Sonova Holding AG, Registered	111,169	25,461,560
Swiss Life Holding AG, Registered	182,197	91,066,187
Swiss Prime Site AG, Registered	706,938	72,789,360
Swiss Re AG	1,427,948	149,487,741
Swisscom AG, Registered	331,665	169,403,760
Zurich Insurance Group AG	416,252	162,619,859

		1,737,465,259

United Kingdom — 12.2%
Admiral Group PLC	1,838,080	48,092,746
AstraZeneca PLC	1,107,981	107,543,828
BAE Systems PLC	5,021,997	37,444,127
Berkeley Group Holdings PLC	309,450	17,622,839
BP PLC	2,061,408	13,051,883
British American Tobacco PLC	294,746	10,305,457
BT Group PLC	9,424,305	24,963,253
Bunzl PLC	562,828	14,624,244
Burberry Group PLC	560,561	14,826,471
Centrica PLC	4,670,645	4,385,389

Security	Shares	Value

United Kingdom (continued)
Coca-Cola European Partners PLC	664,375	$35,550,706
Compass Group PLC	4,964,114	132,068,385
Croda International PLC	196,829	12,266,187
Diageo PLC	3,092,237	126,622,791
Direct Line Insurance Group PLC	16,540,955	58,240,237
Experian PLC	288,259	9,056,608
GlaxoSmithKline PLC	5,936,159	135,852,976
HSBC Holdings PLC	8,285,614	62,506,799
Imperial Brands PLC	993,794	21,763,733
Kingfisher PLC	2,431,628	6,519,599
Marks & Spencer Group PLC	7,267,520	17,068,560
National Grid PLC	9,910,359	115,582,682
Pearson PLC	992,532	8,761,738
Persimmon PLC	216,031	6,365,216
Reckitt Benckiser Group PLC	281,607	21,732,770
RELX PLC	3,787,315	91,056,541
Royal Dutch Shell PLC, Class A	1,082,068	31,266,357
RSA Insurance Group PLC	6,435,933	43,489,298
Severn Trent PLC	694,250	20,257,994
Smith & Nephew PLC	3,482,749	74,472,795
SSE PLC	2,279,222	37,854,413
Taylor Wimpey PLC	3,422,513	7,329,547
Tesco PLC	4,074,805	12,401,613
Unilever PLC	973,596	58,235,755
United Utilities Group PLC	1,557,051	17,532,988
Vodafone Group PLC	21,887,323	44,579,109
Whitbread PLC	222,528	11,693,692
Wm Morrison Supermarkets PLC	7,561,510	19,456,653

		1,532,445,979

Total Common Stocks — 99.4% (Cost: $11,248,360,861)		12,458,514,294

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	47,656,821	47,680,649
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(d)(e)	2,122,000	2,122,000

		49,802,649

Total Short-Term Investments — 0.4% (Cost: $49,792,077)		49,802,649

Total Investments in Securities — 99.8% (Cost: $11,298,152,938)		12,508,316,943

Other Assets, Less Liabilities — 0.2%		25,860,865

Net Assets — 100.0%		$12,534,177,808

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol EAFE ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	45,116,433	2,540,388	47,656,821	$47,680,649	$113,802	(a)	$638	$(329)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,645,000	(523,000)	2,122,000	2,122,000	14,263		—	—

				$49,802,649	$128,065		$638	$(329)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	180	12/19/19	$20,583	$(133,712)
Euro STOXX 50 Index	495	12/20/19	19,931	365,476
FTSE 100 Index	108	12/20/19	10,126	(132,580)
TOPIX Index	139	12/12/19	21,453	1,037,547

				$1,136,731

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,458,514,294	$—	$—	$12,458,514,294
Money Market Funds	49,802,649	—	—	49,802,649

	$12,508,316,943	$—	$—	$12,508,316,943

Derivative financial instruments(a)
Assets
Futures Contracts	$1,403,023	$—	$—	$1,403,023
Liabilities
Futures Contracts	(266,292)	—	—	(266,292)

	$1,136,731	$—	$—	$1,136,731

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4